Average Annual Total Returns - Third Avenue Value Portfolio			12 Months Ended	60 Months Ended	120 Months Ended	315 Months Ended
		Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent			34.85%	17.68%	9.66%	8.67%
Performance Inception Date		Sep. 21, 1999
MSCI World Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		21.60%	12.66%	12.74%	7.41%
Performance Inception Date		Sep. 21, 1999

[1]	An index is a hypothetical measure of performance based on the ups and downs in the values of securities representative of a particular market. The MSCI World Index is captures large and mid-cap representation across 23 Developed Markets countries. With 1,320 constituents, the MSCI World Index covers approximately 85% of the free float-adjusted market capitalization in each country. The MSCI World Index is not a security that can be purchased or sold, and its total returns are reflective of unmanaged portfolios. It is not possible to invest directly in an unmanaged index.